Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Net revenue	$ 3,273	$ 3,670	$ 3,911
Income before taxes	265	99	127
Net income	198	48	$ 68
Total Assets	7,441	6,919
Total Liabilities	6,216	5,758
Total Equity	$ 1,225	$ 1,161